Schedule of other receivables allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Beginning balance
Addition			2,209,825
Write-off			(2,209,825)
Ending balance